BUSINESS ACQUISITIONS	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about business combination [abstract]
BUSINESS ACQUISITIONS	BUSINESS ACQUISITIONS
Nuevopak Global Limited Acquisition
On July 30, 2021, the Company acquired 100% of the outstanding equity in Nuevopak Global Limited ("Nuevopak") for $43.0 million, net of cash balances acquired (the "Nuevopak Acquisition"). This amount includes potential earn-out consideration of up to $9.0 million to be paid upon the achievement of certain operational milestones within three years from the date of closing. (Refer to Note 24 for further discussion of this contingent consideration and the inputs used in management's estimation of fair value.)
Nuevopak designs and develops a range of machines that provide void-fill and cushioning protective packaging solutions primarily targeting protective paper packaging solutions. Nuevopak supplies the Company with paper dispensing machines and converted paper for protective packaging distribution in North America. Nuevopak is headquartered in Hong Kong with subsidiaries in Jiangmen, China and Scheden, Germany. The Nuevopak Acquisition is expected to further strengthen the Company's product bundle and secure a broader suite of sustainable packaging solutions, while enabling the Company to secure dispensing machine supply, vertically integrate its paper converting operation, and expand its market share.
Excluding working capital adjustments, cash balances acquired and the contingent consideration arrangement noted above, the purchase price was $34.8 million. The consideration paid in cash was financed using funds available under the Company's revolving credit facility. Customary representations and warranties, covenants and indemnification provisions were included in the share purchase agreement. The transaction is being accounted for using the acquisition method of accounting.

The net consideration paid on the closing date for the acquisition described above was as follows:

July 30, 2021
$
Consideration paid in cash	35,402
Estimated fair value of contingent consideration arrangement (1)	8,305
Consideration transferred	43,707
Less: cash balances acquired	742
Consideration transferred, net of cash acquired	42,965
(1)The gross contractual contingent consideration amount of $9.0 million is included in the gross consideration total at its net present value as of the date of acquisition when the contingency was entered into, with expected cash outflows discounted using a rate of 4.74%. Refer to Note 24 for further discussion of this financial liability and inputs used in management's estimation of fair value.
Fair values of net identifiable assets acquired at the date of acquisition were as follows:

July 30, 2021
$
Current assets
Cash	742
Trade receivables (1)	1,167
Inventories	5,305
Other current assets	996
Property, plant and equipment	1,657
Intangible assets	21,651
Deferred tax assets	11
31,529
Current liabilities
Accounts payable and accrued liabilities	3,519
Borrowings and lease liabilities, current	155
Borrowings and lease liabilities, non-current	95
Deferred tax liabilities	3,754
Provisions, non-current	88
7,611
Fair value of net identifiable assets acquired	23,918
(1)    The gross contractual amounts receivable were $1.2 million. As of December 31, 2021, the Company has collected substantially all of the trade receivables that were outstanding as of the date of acquisition.

The fair value of goodwill at the date of acquisition was as follows:

July 30, 2021
$
Consideration transferred	43,707
Less: fair value of net identifiable assets acquired	23,918
Goodwill	19,789

Goodwill recognized is primarily related to growth expectations, expected future profitability, and expected revenue and cost synergies. The Company does not expect goodwill to be deductible for income tax purposes.
The Nuevopak Acquisition’s impact on the Company’s consolidated earnings was as follows:

July 31 through December 31, 2021
$
Revenue	2,889
Net loss	804

Had the Nuevopak Acquisition been effective as of January 1, 2021, the impact on the Company’s consolidated earnings would have been as follows:

Twelve Months Ended December 31, 2021
$
Revenue	7,668
Net loss	2,159

The Company's acquisition-related costs of $1.7 million are excluded from the consideration transferred and are included in the Company’s consolidated earnings, primarily in selling, general and administrative expenses for the year ended December 31, 2021.
Nortech Packaging Acquisition
On February 11, 2020, the Company acquired substantially all of the operating assets of Nortech Packaging LLC and Custom Assembly Solutions, Inc. (collectively, "Nortech") for an aggregate purchase price of $46.5 million, net of cash balances acquired (the "Nortech Acquisition"). This amount includes potential earn-out consideration of up to $12.0 million, contingent upon certain future performance measures of the acquired assets to be determined following the two-year anniversary of the acquisition date. (Refer to Note 24 for further discussion of this financial liability and inputs used in management's estimation of fair value.)
Nortech manufactures, assembles and services automated packaging machines under the Nortech Packaging and Tishma Technologies brands. The acquisition expands the Company’s product bundle into technologies that the Company believes are increasingly critical to automation in packaging.
Excluding working capital adjustments, cash balances acquired and the contingent consideration arrangement noted above, the purchase price was $36.5 million. The consideration paid in cash was financed using funds available under the Company's revolving credit facility. As of December 31, 2021, the former owners of Nortech have in escrow approximately $2.4 million ($4.7 million as of December 31, 2020) related to customary representations, warranties and covenants in the asset purchase agreement, which contains customary indemnification provisions. The transaction is being accounted for using the acquisition method of accounting.
The net cash consideration paid on the closing date for the acquisition described above was as follows:

February 11, 2020
$
Consideration paid in cash	36,188
Estimated fair value of contingent consideration arrangement (1)	10,806
Consideration transferred	46,994
Less: cash balances acquired	484
Consideration transferred, net of cash acquired	46,510
(1)The gross contractual contingent consideration amount of $12.0 million is included in the gross consideration total at its net present value when the contingency was entered into on the date of acquisition, which is discounted over two years using a discount rate of 5.38%. Subsequent to the acquisition, and as of December 31, 2021 and 2020, management concluded that any payment toward this obligation was not probable due to the impact of, and macroeconomic events resulting from, COVID-19 and other delays in the acquisition integration efforts. Refer to Note 24 for further discussion of this financial liability and inputs used in management's estimation of fair value.
The fair values of net identifiable assets acquired at the date of acquisition were as follows:

February 11, 2020
$
Current assets
Cash	484
Trade receivables (1)	2,749
Inventories	5,123
Other current assets	199
Property, plant and equipment	921
Intangible assets	21,519
30,995
Current liabilities
Accounts payable and accrued liabilities	9,493
Borrowings and lease liabilities, current	143
Borrowings and lease liabilities, non-current	5
9,641
Fair value of net identifiable assets acquired	21,354
(1)The gross contractual amounts receivable were $3.2 million. As of December 31, 2021, the Company has collected approximately $2.9 million of the outstanding trade receivables, with $0.3 million expected to remain uncollected.
The fair value of goodwill at the date of acquisition was as follows:

February 11, 2020
$
Consideration transferred	46,994
Less: fair value of net identifiable assets acquired	21,354
Goodwill	25,640
Goodwill recognized is primarily related to growth expectations, revenue synergies, and expected future profitability. The Company expects all of the recorded goodwill to be deductible for income tax purposes.
The Nortech Acquisition’s impact on the Company’s consolidated earnings was as follows:

February 12 through December 31, 2020
$
Revenue	11,674
Net loss	2,103
Had the Nortech Acquisition been effective as of January 1, 2020, the impact on the Company’s consolidated earnings would have been as follows:

Twelve Months Ended December 31, 2020
$
Revenue	16,424
Net loss	1,332
The Company's acquisition-related costs of $0.8 million are excluded from the consideration transferred. Approximately $0.1 million and $0.7 million of these costs are included in the Company’s consolidated earnings, primarily in selling, general and administrative expenses for the years ended December 31, 2020 and 2019, respectively.